Post-employment benefits - Text Details (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Post-employment benefits - Text Details (Detail) [Line Items]
Weighted average duration of defined benefit obligation		11	11	12
Percentage of unquoted assets		33.00%	33.00%	37.00%
Percentage of reasonably possible increase in actuarial assumption		1.00%	1.00%
Actuarial assumption of mortality rates		0.10	0.10
Cash outflow	€ 402
Employer contributions	20
Post-employment benefit expense, defined benefit plans	31	€ 46		€ 95	€ 58
Interest expense (income), net defined benefit liability (asset)		23		37	48
Included in financial expense [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Post-employment benefit expense, defined benefit plans		€ 23		€ 37	€ 48
Interest expense (income), net defined benefit liability (asset)	22
Bottom of range [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Actuarial assumption of life expectancy after retirement		0.5	0.5
Top of range [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Actuarial assumption of life expectancy after retirement		1	1
Germany [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Employer contributions	13
Other countries [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Employer contributions	7
United States of America [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
De-risking contributions paid into pension plan		€ 130	$ 150
Employer contributions	0
US and Germany [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Percentage of total DBO that relate to the largest DB plans in these countries		88.00%	88.00%
Defined contribution plans [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Employer contributions	340
Defined contribution plans [Member] | Netherlands [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Employer contributions	168
Defined contribution plans [Member] | Other countries [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Employer contributions	54
Defined contribution plans [Member] | United States of America [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Employer contributions	118
Unfunded defined-benefit plans [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Cash outflow	42
Unfunded defined-benefit plans [Member] | Germany [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Cash outflow	19
Unfunded defined-benefit plans [Member] | Other countries [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Cash outflow	13
Unfunded defined-benefit plans [Member] | United States of America [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Cash outflow	€ 10